Nature of Business and Summary of Significant Accounting Policies - Restricted Cash (Details) £ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)
Net cash used in investing activities
Net cash used in investing activities	[1]	$ (2,045,668)	$ (637,797)	$ (437,443)
Add: increase in restricted cash		21,901	512,319	968
Less: release of restricted cash		(475,715)	(15,239)	(2,572)
Add: restricted cash of business acquisitions		301		0		$ 50
Scenario, previously reported
Net cash used in investing activities
Net cash used in investing activities		$ (1,592,155)	$ (1,134,927)	$ (435,839)
Telecity Group plc
Net cash used in investing activities
Cash placed in restricted account					£ 322,851	$ 475,689

[1]	These cash flow line items for the years ended December 31, 2016, 2015 and 2014 have been modified to reflect the adoption of ASU 2016-18 and ASU 2016-09. See Note 1 of Notes to Consolidated Financial Statements for further discussion.